As filed electronically with the Securities and Exchange Commission on November 7, 2007

File Nos.  33-73832

811-08268

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Post-Effective Amendment No.  37

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No.  42

FIRSTHAND FUNDS

(Exact name of Registrant as Specified in Charter)

125 South Market, Suite 1200, San Jose, California 95113

(Address of Principal Executive Offices)

(408) 294-2200

Registrant’s Telephone Number, including Area Code

Kevin M. Landis

Firsthand Capital Management, Inc.

125 South Market, Suite 1200, San Jose, California 95113

(Name and Address of Agent for Service)

Copies of all communications to:

Kelvin K. Leung, Esq.

Firsthand Capital Management, Inc.

125 South Market, Suite 1200, San Jose, California 95113

David A. Hearth, Esq.

Paul, Hastings, Janofsky & Walker LLP

55 Second Street, 24th Floor, San Francisco, California 94105

It is proposed that this filing will become effective (check appropriate box):

☒ immediately upon filing pursuant to paragraph (b) of Rule 485

☐ on                                     pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on                             pursuant to paragraph (a)(1) of Rule 485

☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐ on                                   pursuant to paragraph (a)(2) of Rule 485

Part A

Prospectus

PROSPECTUS

Firsthand Funds

Firsthand Alternative Energy Fund

November 7, 2007

Firsthand Funds has registered the mutual fund offered in this prospectus with the U.S. Securities and Exchange Commission (the “SEC”). That registration does not imply, however, that the SEC endorses the Fund.

An investment in the Fund is not a deposit of a bank and is not guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Privacy Policy Notice enclosed.

Table of Contents

Firsthand Alternative Energy Fund
Investment Objective, Principal Investment Strategies, Principal Investment Risks, and Fund Performance	3
Fund Fees and Expenses	24
Additional Investment Strategies and Associated Risks	25
Fund Management	27
Portfolio Holdings	29
Operation of the Fund	30

Your Account
Doing Business With Firsthand	31
How to Purchase Shares	32
Exchanging and Selling Shares	34
Shareholder Services	37
Account Policies	38
Distributions and Taxes	40
Pricing of Fund Shares	41

Financial Highlights
Firsthand Alternative Energy Fund

This prospectus contains important information about the investment objective, strategies, and risks of the Fund that you should understand before you invest. Please read this prospectus carefully and keep it with your investment records. The Fund is non-diversified and has as its investment objective long-term growth of capital.

FIRSTHAND ALTERNATIVE ENERGY FUND (ALTEX)

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, we invest at least 80% of the Fund’s assets in alternative energy and energy technology companies, both U.S. and international. Alternative energy includes, but is not limited to, energy generated through solar, hydrogen, wind, geothermal, hydroelectric, tidal, biofuel, and biomass. Energy technologies include, but are not limited to, technologies that enable energies to be tapped, stored, or transported, such as fuel cells; services or technologies that conserve or enable more efficient utilization of energy; and technologies that help minimize harmful emissions from existing energy sources, such as helping reduce carbon emissions.  Because there are no market capitalization restrictions on the Fund’s investments, the Fund may purchase stocks of any capitalization, including large-cap, mid-cap or small-cap stocks.  The Fund’s international stock investments may include stocks of companies based in or doing substantial business in both developed markets and emerging markets.  The Fund may also engage in short sales.  The Fund may also from time to time invest a substantial portion of its assets in cash or cash equivalents.  The principal investment strategies of the Fund are non-fundamental and can be changed with 60 days’ notice to shareholders

Our analysis of a potential investment focuses on valuing a company and purchasing securities of that company if we believe its intrinsic value exceeds its current market price.  When assessing a company’s intrinsic value, we consider a number of factors that may influence its earnings potential, including: strength of technology, breadth of product line, barriers to entry (including patents and other intellectual property rights), the competitive environment, product development, marketing acumen, and management strength and vision.

Under normal circumstances, the long portion of the portfolio will represent at least 80% of the Fund’s net assets and be invested in long positions in common stocks that the Investment Adviser expects to have positive returns. The short portion of the portfolio will be invested in short positions that the Investment Advisor expects to have negative returns. A short sale involves selling a security that the Fund does not own. The Fund will sell a security short by borrowing it from a third party and selling it at the then-current market price. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Therefore short sales of securities may result in gains if a security’s price declines subsequent to the short sale, but may result in losses if a security’s price rises from the time when the Fund previously sold the security short. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. The Fund intends to utilize short sales of securities to reduce the Fund’s exposure to general equity market risk. It may use short sales for securities it expects to decline in value or in order to hedge against a decline in the value of other portfolio holdings.

The Fund is non-diversified, which means that it invests in fewer companies than a diversified fund. In addition, the Fund has a policy of concentrating its investments in alternative energy and clean technology industries. Although some of the Fund’s holdings may produce dividends, interest, or other income, current income is not a consideration when selecting the Fund’s investments.

PRINCIPAL INVESTMENT RISKS

General Risk. Because the return on and value of an investment in the Fund will fluctuate in response to stock market movements, the most significant risk of investing in the Fund is that you may lose money.  Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions, and other factors beyond our control.  We designed the Fund for long-term investors who can accept the risks of investing in a fund with significant common stock holdings in alternative energy and clean technology industries.

Non-Diversification Risk. The Fund is non-diversified.  A risk of being non-diversified is that a significant change in the value of one company will have a greater impact on the Fund than it would if the Fund diversified its investments.  You should also be aware that because a non-diversified investment strategy may expose you to greater-than-average financial and market risk, an investment in the Fund is not a balanced investment program.

Alternative Energy Industries Concentration Risk.  The alternative energy and clean technology industries can be significantly affected y obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions.  Further, these industries can be significantly affected by intense competition and legislation resulting in more strict government regulations and enforcement policies.  They can also be significantly affected by fluctuations in energy prices and the change in alternative energy needs, energy conservation efforts, the success of exploration projects, tax incentives and other government regulations, as well as the price of oil and gas, world events and economic conditions.

Short Sale Risk.  Short sales involve selling a security short by borrowing it from a third party and selling it at the then-current market price. The Fund is then obligated to buy the security on a later date at the then-current market price so it can return the security to the lender. Therefore, short sales of securities may result in gains if a security’s price declines subsequent to the short sale, but may result in losses if a security’s price rises from the time when the Fund previously sold the security short. Also, since the loss on a short sale arises from increases in the value of the security sold short, the extent of such a loss, like the price of the security sold short, is theoretically unlimited. By contrast, the Fund’s loss on a long position arises from decreases in the value of the security and therefore is limited because a security’s value cannot drop below zero.

Furthermore, during the period when the Fund has borrowed a security that is then sold short, it is required to maintain a segregated account with its custodian containing cash, U.S. government securities, or other liquid securities. The amount deposited in the segregated account plus any amount held as collateral with a broker or custodian will be at least equal to the current market value of the security sold short, and will be marked to market daily to ensure that sufficient collateral has been segregated and is held. Depending on the arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral held with the broker or custodian. Also depending on those arrangements, there can be other costs to the Fund from short selling such as the cost of the dividends on the securities sold short that must be paid by the Fund. The assets used to cover the Fund’s short sales will not be available to use for redemptions or be sold while the position it is covering is outstanding, unless it is replaced with a similar security. The Fund will not make a short sale if, after giving effect to the sale, the market value of all securities sold short would exceed 100% of the value of the Fund’s net assets.

Small-Cap Companies Risk. The Fund may invest a substantial portion of its assets in small-capitalization companies. Although smaller companies may have potential for rapid growth, they are subject to wider price fluctuations due to factors inherent in their size, such as lack of management experience and financial resources and limited trade volume and frequency. To make a large sale of securities of smaller companies that trade in limited volumes, the Fund may need to sell portfolio holdings at a discount or make a series of smaller sales over an extended period of time.

Foreign Securities Risk. The Fund may invest a substantial portion of its assets in companies that trade on U.S. exchanges as American Depositary Receipts (“ADRs”), on foreign exchanges, or on foreign over-the-counter markets. Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: Foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than about U.S. companies; foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes; such taxes may reduce the net return to the Fund’s shareholders; foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values, which may decline against the U.S. dollar. Although the Fund generally will invest only in foreign securities of issuers that are domiciled in nations considered to have stable and friendly governments, issuers of foreign securities still may be subject to the risk of expropriation, confiscation, taxation, currency blockage, or political or social instability, any of which could negatively affect the Fund.

Emerging Markets Risk. The Fund may also invest a substantial portion of its assets in foreign securities of issuers in countries with emerging securities markets. Investments in such emerging securities markets present greater risks than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging securities markets. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Moreover, many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity and are characterized by significant price volatility and high transaction costs.

Please see “Additional Investment Strategies and Associated Risks” for more information.

From time to time, the Investment Adviser may close and reopen the Fund to purchases by new and/or existing investors.

FUND PERFORMANCE

The Fund is new and therefore does not have a full calendar year of operations to report.

FUND FEES AND EXPENSES

The following tables show the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)*

Firsthand Alternative Energy Fund

Firsthand Alternative Energy Fund
Sales Charge Imposed on Purchases	None
Sales Charge Imposed on Reinvested Distributions	None
Deferred Sales Charge	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Firsthand Alternative Energy Fund

Firsthand Alternative Energy Fund
Management Fee	1.65%
Distribution (12b-1 Fee)	None
Other Expenses	0.45%
Short Sale Expenses (estimated)	0.05%
Total Annual Fund Operating Expenses (estimated)**	2.15%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs might be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years
Firsthand Alternative Energy Fund	$218	$672

*              The Fund charges a $14 annual account maintenance fee for accounts in which the investment amount falls below the applicable minimum investment amount (see “Account Maintenance Fee” on page 18).

**           Under the Investment Advisory Agreement, the Investment Adviser has agreed to reduce its fees and/or make expense reimbursements so that the Fund’s total annual operating expenses (with certain exclusions discussed below) are limited to 2.10% of the Fund’s average daily net assets up to $200 million, 2.05% of such assets from $200 million to $500 million, 2.00% of such assets from $500 million to $1 billion, and 1.95% of such assets in excess of $1 billion. The Investment Adviser has also agreed to donate a portion of its management fees collected, amounting to 0.20% of the Fund’s average daily net assets, to various non-profit organizations as elected by Fund shareholders. Under the Administration Agreement, the Fund’s Administrator has assumed responsibility for payment of all of the Fund’s operating expenses excluding certain expenses, for example, brokerage and commission expenses, short sale expenses, litigation costs, and any extraordinary and non-recurring expenses. The Investment Advisory Agreements continue from year to year, provided that their continuance is approved at least annually by the Board and the disinterested trustees. The expense data in the table reflect current contractual fees and expenses.

ADDITIONAL INVESTMENT STRATEGIES AND ASSOCIATED RISKS

EQUITY SECURITIES

The Fund may invest in equity securities, which include common stock, convertible long-term corporate debt obligations, preferred stock, convertible preferred stock, and warrants. The securities we select for the Fund’s investment are typically traded on a national securities exchange, the NASDAQ system, or over-the-counter. In the Fund’s investment portfolio, we may include securities of both large, well-known companies as well as smaller, lesser-known companies.

Investments in equity securities are subject to inherent market risks and fluctuation in value due to earnings, economic conditions, and other factors beyond our control. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time.

Some securities are not traded actively and may be difficult to sell. Although profits in some of the Fund’s holdings may be realized quickly, it is not expected that most of the Fund’s investments will appreciate rapidly.

ILLIQUID SECURITIES

The Fund will not invest in an illiquid security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. Generally, a security is considered illiquid if it cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Fund. Any increase in the percentage of the Fund’s net assets in illiquid securities due to changes in portfolio securities values, a decrease in net assets, or other circumstances will not be considered when determining whether the Fund is in compliance with the foregoing limitation on investments in illiquid securities.

PORTFOLIO TURNOVER RISK

The investment management team will not consider the portfolio turnover rate a limiting factor in making investment decisions for the Fund. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses that must be borne by the Fund and its shareholders. It also may result in higher short-term capital gains to the Fund that are taxable to shareholders as ordinary income when distributed.  It is currently anticipated that the Fund’s portfolio turnover rate will be below 100%.

IPOs

The Fund may purchase shares in initial public offerings (“IPOs”), which can be risky. Because the price of IPO shares may be volatile, the Fund may hold IPO shares for a very short time. This may increase the turnover rate of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. When it sells IPO shares, the Fund may realize a capital gain that must be distributed to shareholders.

CHANGING INVESTMENT OBJECTIVE

The investment objective of the Fund can be changed without shareholder approval, subject to Board approval and the provision of 60 days’ advance written notice to shareholders.

TEMPORARY DEFENSIVE MEASURES

For defensive purposes, the Fund may temporarily hold all or a portion of its assets in cash or money market instruments. This may help the Fund minimize or avoid losses during adverse market, economic, or political conditions. While in a temporary defensive mode, the Fund may not be able to achieve its investment objective.

CONCENTRATION POLICY

The Fund is non-diversified and concentrates its investments in a single industry or group of industries. When a fund concentrates its investments in an industry or a group of industries, adverse market conditions within those industries may have a more significant impact on a fund than they would on a fund that does not concentrate its investments. However, we currently believe that investments by the Fund in alternative energy and clean technology industries may offer greater opportunities for growth of capital than investments in other industries. You also should be aware that because a non-diversified investment strategy may expose you to greater-than-average financial and market risk, an investment in the Fund is not a balanced investment program.

WHY WE BUY

The Fund’s portfolio manager evaluates company fundamentals when selecting stocks for the portfolio. Several factors may be examined, including strength of technology, competitiveness of products, barriers to entry (including patents and other intellectual property rights), balance sheet strength, market leadership, and management strength and vision. The portfolio manager buys a company’s stock for the Fund when he believes the company’s fundamental worth is not currently reflected in the market price (i.e., the stock is undervalued).  The Fund’s portfolio manager may also use quantitative screening methods as part of his stock selection process.

WHY WE SELL

The Fund may sell securities of a company if we determine that:

•       The current market price exceeds the value of the company, or

•       Alternative investments present better potential for capital appreciation.

We also may sell a security owned by the Fund when there is a negative development in a company’s competitive, regulatory, or economic environment; because of deterioration of a company’s growth prospects or financial situation; or for other reasons.

FUND MANAGEMENT

THE MANAGER

Firsthand Funds (the “Trust”) retains Firsthand Capital Management, Inc., 125 South Market Street, Suite 1200, San Jose, California 95113, to manage the investments of the Fund. Firsthand Capital Management, Inc. (the “Investment Adviser”) is an investment adviser registered under the Investment Advisers Act of 1940 (the “Advisers Act”). Kevin M. Landis, who also serves as a Trustee of the Trust, controls the Investment Adviser. Mr. Landis is the Chief Investment Officer of the Investment Adviser, a position he has held since 1994. He has been a portfolio manager of Firsthand Technology Value Fund, Firsthand Technology Leaders Fund, and Firsthand Technology Innovators Fund since the Fund began its operation and, in addition, is sole portfolio manager of Firsthand e-Commerce Fund and Firsthand Global Technology Fund.

The Statement of Additional Information (“SAI”) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and his ownership of securities in the Fund.

PORTFOLIO HOLDINGS

A description of the Firsthand Funds policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI and on Firsthand’s website at www.firsthandfunds.com/portfolio.

OPERATION OF THE FUND

Under the Investment Advisory Agreements (the “Advisory Agreements”), the Investment Adviser receives from the Fund an advisory fee at the annual rate of 1.65% of the Fund’s average daily net assets. Under the Advisory Agreements, the Investment Adviser provides the Fund with investment research, advice, management, and supervision and manages the investment and reinvestment of assets of the Fund consistent with the Fund’s investment objective, policies, and limitations.

The Investment Adviser intends to donate a portion of the investment management fees it collects on an annual basis, equivalent to 0.20% of the Fund’s average daily net assets, to certain non-profit organizations that support alternative and renewable energy, energy conservation, environmental protection, or other causes, as elected by shareholders of the Fund. For more information on the election process, see page 17.

Information regarding the Investment Adviser is included under “Fund Management” in this prospectus.

ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203, serves as principal underwriter and distributor for the Fund and, as such, is the exclusive agent for the distribution of shares of the Fund. The Distributor is compensated by the Investment Adviser.

YOUR ACCOUNT

DOING BUSINESS WITH FIRSTHAND

Visit us online: www.firsthandfunds.com

24 hours a day, 7 days a week, you may:

•       Complete an online account application*

•       Review your current account balance and transaction history

•       Check portfolio holdings and daily net asset values (“NAVs”)

•       Buy, exchange, and sell shares of Firsthand Funds**

•       Sign up for electronic delivery of shareholder communications (for shares held with brokers only)

•       Sign up for quarterly e-mail alerts

Call us: 1.888.884.2675

Select from the following three options:

•     Option 1: Account Services

•     Option 2: Fund Information and Literature

•     Option 3: Automated Account Information

Account services representatives are available to answer your questions Monday through Friday, 5:00 A.M. to 5:00 P.M. Pacific Time. Fund information representatives are available to answer your questions and process Fund literature requests Monday through Friday, 8:00 A.M. to 5:00 P.M. Pacific Time.

TTY access: 1.800.774.3114

Write to us:

Shareholder Services

Firsthand Funds

P.O. Box 183120

Columbus, OH 43218-3120

*              For your security, all applications must be signed and mailed to Firsthand Funds; they may not be submitted electronically.

**           Certain restrictions, such as minimum and maximum transaction amounts, apply.  Please visit our website or call us for more information.

HOW TO PURCHASE SHARES

ACCOUNT APPLICATION

To open a new account with Firsthand Funds, please complete an account application. Call 1.888.884.2675, option 2, or visit our website at www.firsthandfunds.com for an application.

RETIREMENT AND EDUCATION ACCOUNTS

In addition to regular (taxable) accounts, we also offer the following tax-advantaged investment options: Traditional IRAs, Roth IRAs, SEP-IRAs, and SIMPLE IRAs, and Coverdell Education Savings Accounts (“CESAs”). Please call Shareholder Services at 1.888.884.2675, option 2, if you would like more information about opening a retirement or an education account.

Account Minimums*

	Initial	Additional
Type of Account	Investment	Investment
Regular Accounts	$2,000	$50
Regular Accounts (with automatic investment plans)**	$2,000	$50
IRAs (except CESAs)	$2,000	$50
CESAs	$500	$50

* Lower minimums may be available through brokerage firms and other financial intermediaries. Financial intermediaries with omnibus accounts with the Fund may, with the Fund’s written consent, offer lower initial minimum investment amounts to clients.

**           Shareholders who sign up for an automatic investment plan with the Fund and agree to make monthly automatic investments in an amount equal to at least $50 may establish a regular account with the Fund with a $500 initial investment (see page 16 of the prospectus under the section “Automatic Investment Plan” for additional information).

There are several ways to purchase shares of the Fund. These options are described below.

By Mail

To Open Your Account

Mail your check, along with your properly complete account application to Shareholder Services. Make your check payable to Firsthand Funds. No third-party checks, starter checks, foreign checks, traveler’s checks, money orders, or currency will be accepted.

Mail your check, along with an investment slip from your account statement, to Shareholder Services. If you do not have an investment slip, include a note with your name, the Fund name, and your account number.

To Add to Your Account	Make your check payable to Firsthand Funds. Include your account number on your check. No third-party checks, starter checks, foreign checks, traveler’s checks, money orders, or currency will be accepted.

By Telephone

To Open Your Account	You may not open an account by phone.

To Add to Your Account	Call 1.888.884.2675, option 1, to buy additional shares. You may buy shares in amounts of at least $50 or as much as $50,000.

Telephone transactions are made by Automated Clearing House electronic funds transfer from a pre-designated bank account. Before requesting a telephone purchase, please make sure that we have your bank account information on file. If we do not have this information, please call Shareholder Services to request an application or visit our website.

Online

To Open Your Account

At www.firsthandfunds.com, you may download an account application. For security reasons, the application must be printed, signed, and mailed to Firsthand Funds; it may not be submitted electronically.

To Add to Your Account	Go to www.firsthandfunds.com/online to visit our secure online transaction area.

By Wire

To Open Your Account

Before we can accept your wire, you must mail in a properly completed application to Shareholder Services. Call 1.888.884.2675, option 1, for wire instructions. Your wire must be received by 4:00 P.M. Eastern Time to receive that day’s NAV. There is an $8 processing fee for wire payments. Your bank may also impose a charge for processing the wire.

To Add to Your Account

Call 1.888.884.2675, option 1, for wire instructions. Your wire must be received by 4:00 P.M. Eastern Time to receive that day’s NAV. There is an $8 processing fee for wire payments. Your bank may also impose a charge for processing the wire.

Through Your Broker	To open or add to an account, contact your broker or financial adviser. For more information, see “Purchase Through Your Broker” in this section.

CONFIRMATION

You will receive confirmation of all transactions by mail. Certificates representing shares are not issued.

PURCHASE THROUGH YOUR BROKER

You may also purchase shares through your broker. Any order you place with a brokerage firm is treated as if it were placed directly with Firsthand Funds. You will receive the NAV next determined after Shareholder Services or Firsthand Funds receives your request from your broker. Your shares may be held in a pooled account in your broker’s name and, in most cases, your broker will maintain your individual ownership information.

Your brokerage firm is responsible for processing your order promptly and correctly, keeping you advised of the status of your account, confirming your transactions, and ensuring that you receive copies of Firsthand Funds’ prospectus and shareholder reports. When you place an order with your broker, it is the broker’s responsibility to promptly transmit properly completed orders to Firsthand Funds or Shareholder Services. A transaction charge may be imposed by brokers for handling your order; there are no charges if Fund shares are purchased directly from Firsthand.

ADDITIONAL PURCHASE INFORMATION

Fund shares are sold on a continuous basis at the NAV next determined after Shareholder Services or Firsthand Funds receives your properly completed purchase order. If we receive your order before the close of business on the New York Stock Exchange (normally 4:00 P.M. Eastern Time), your order will be priced at the NAV determined at the close of business on that day.  Otherwise, you will receive the NAV determined on the next business day.

If your order is cancelled because your check does not clear, you will be responsible for any resulting losses or fees incurred by Firsthand Funds or Shareholder Services. We may deduct the losses or fees from your existing account. Firsthand Funds reserves the right to limit the amount of investments and to refuse to sell to any person. If we do not receive timely and complete account information, there may be a delay in the investment of your money and any accrual of dividends.

EXCHANGING AND SELLING SHARES

EXCHANGES

You may exchange all or a portion of your shares from one Firsthand Fund to another Firsthand Fund or for shares of the HSBC Investor Money Market Fund at the current NAV. You may exchange shares by mail, by telephone, or online. Exchanges are subject to the applicable minimum initial investment and account balance requirements. Generally, the same policies that apply to purchases and redemptions, including minimum investments, apply to exchanges, because an exchange is a redemption from one Fund and a purchase into another. In particular, exchanges will be treated as a sale of shares and any gain on such transactions may be subject to federal income tax.

EXCHANGE TO THE HSBC INVESTOR MONEY MARKET FUND

You may also exchange your shares for shares of the HSBC Investor Money Market Fund, which is a portfolio of the HSBC Investor Funds, if such shares are offered in your state of residence. HSBC Investor Funds is an open-end management investment company with multiple portfolios advised by HSBC Investments (USA) Inc., 452 Fifth Avenue, New York, NY 10018, and is not affiliated with Firsthand Funds or ALPS Distributors, Inc. Prior to making such an exchange, you should obtain and carefully read the prospectus for the HSBC Investor Money Market Fund. The exchange privilege does not constitute an offering or recommendation on the part of the Fund or ALPS Distributors, Inc. of an investment in the HSBC Investor Money Market Fund.

The HSBC Investor Money Market Fund’s investment objective is to provide a high level of current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar-denominated securities.

INVESTMENTS IN THE HSBC FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE HSBC INVESTOR MONEY MARKET FUND WILL MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

EXCHANGE FROM THE HSBC INVESTOR MONEY MARKET FUND

To exchange your shares of the HSBC Investor Money Market Fund for shares of a Firsthand Fund, you must first obtain a copy of the Fund’s prospectus and open an account with us. To request a Firsthand Fund’s prospectus and account application, please call us or visit our website.

SELLING SHARES

Requests to sell shares are processed at the NAV next calculated after we receive your properly completed redemption request. The table below describes your options.

To Sell Shares

By Mail

Send written instructions, including your name, account number, and the dollar amount (or the number of shares) you want to sell, to Firsthand Funds. Be sure to include all of the necessary signatures, and a signature guarantee, if required. You must sign your request exactly as your name appears on Firsthand’s account records.

A signature guarantee is required if you want to sell more than $50,000 worth of shares.

By Telephone	Call 1.888.884.2675, option 1, to redeem shares by telephone.

As long as your transaction is for $50,000 or less, and you have not changed the name or address on your account within the last 30 days, you can sell your shares by phone. You can request to have your payment sent to you by an Automated Clearing House electronic funds transfer, wire, or mail. There is an $8 processing fee for wire payments.

You may not sell shares in an IRA or any other tax-deferred savings account by telephone. Please see your IRA application, which includes important disclosure, or call Shareholder Services for more details.

Online	Go to www.firsthandfunds.com/online to visit our secure online transaction area. Minimum and maximum transaction amounts apply. For more information, visit our website.

You may not sell shares in an IRA or any other tax-deferred savings account online. Please call Shareholder Services for more details.

By Electronic Funds Transfer	Call or write to Shareholder Services, or visit us online to have your proceeds electronically transferred to a pre-designated bank account.

Before requesting an Automated Clearing House electronic funds transfer, please make sure that we have your bank account information on file. If we do not have this information, please call 1.888.884.2675, option 2, to request the proper form, or visit our website.

By Wire

Please call 1.888.884.2675, option 1, or submit your request by mail. You may request to have your proceeds wired directly to your pre-designated bank account. There is an $8 processing fee for redemptions paid by wire. Your bank may also impose a charge for processing the wire.

Through Your Broker	Contact your broker or financial adviser.

SIGNATURE GUARANTEES

Under the following circumstances, written instructions with a signature guarantee will be required to execute your transaction:

•                  If you have changed the name(s) or address on your account within 30 days prior to a redemption request (online redemption requests will not be accepted in this situation);

•                  If you want payment mailed to an address other than the one we have on file for your account; or

•                  If you want a redemption check made out to someone other than the account owner;

•                  If the check is not being mailed to the address on your account;

•                  If the check is not being made payable to the owner of the account;

•                  If the redemption proceeds are being transferred to another Fund account with a different registration; or

•                  If the redemption proceeds are being wired to bank instructions currently not on your account.

A signature guarantee is a valuable safeguard to protect you and the Fund from fraud. You can get a signature guarantee from most banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. A notary public cannot provide a signature guarantee. Firsthand accepts only STAMP 2000 New Technology Medallion Guarantee Stamps.

REDEMPTION PAYMENTS

Payment is normally made within seven days after the receipt of your properly completed redemption request. In extraordinary circumstances, we may suspend redemptions or postpone the payment of proceeds beyond seven calendar days when the New York Stock Exchange is closed or during emergency circumstances, as determined by the SEC.

UNDELIVERABLE OR UNCASHED CHECKS

Any check tendered in payment of a redemption transaction, dividends, or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV, and the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex- date at the NAV determined at the close of business on that date. No interest will accrue on amounts represented by uncashed redemption checks.

SELLING SHARES THROUGH YOUR BROKER

You may also sell your shares through your broker. Any order you place with a brokerage firm is treated as if it were placed directly with Firsthand Funds. You will receive the NAV next determined after Shareholder Services or Firsthand Funds receive your request from your broker. Your brokerage firm may charge you a fee for handling your redemption.

Your brokerage firm is responsible for processing your redemption promptly and correctly, keeping you advised of the status of your account, confirming your transactions, and ensuring that you receive copies of Firsthand Funds’ prospectus and shareholder reports. When you place a redemption order with your broker, it is the broker’s responsibility to promptly transmit properly completed orders to Firsthand Funds or Shareholder Services. Your broker may charge you a fee for handling your order.

SELLING RECENTLY PURCHASED SHARES

If you bought shares by check or an Automated Clearing House electronic funds transfer, it may take up to 15 days from the date of purchase for your check or electronic funds transfer to clear. We will send your redemption payment only after your check or electronic funds transfer has cleared. To eliminate this delay, you may purchase shares of the Fund by certified check or wire.

ADDITIONAL REDEMPTION INFORMATION

At the discretion of the Trust or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions.

SHAREHOLDER SERVICES

Firsthand Funds’ Transfer Agent, Citi Fund Services Ohio, Inc., provides account and shareholder services for Firsthand Funds’ shareholders. The Transfer Agent processes purchases, redemptions, and exchanges; it also maintains shareholders’ accounts.

AUTOMATIC INVESTMENT PLAN

This plan offers you a convenient way to buy additional shares by allowing you to automatically transfer money from your bank account to your Firsthand Funds account either monthly (on the 15th of the month, unless you request a different date), quarterly, semi-annually, or annually. You may sign up for the Automatic Investment Plan on your account application or by calling us. Although the minimum monthly investment is $50, the minimum for initial investments still applies. The Transfer Agent currently pays the costs associated with these transfers, but reserves the right, upon 30 days’ prior written notice, to implement reasonable charges for this service. You may change the amount of your investment or discontinue the plan at any time by calling or writing to Shareholder Services.

PAYROLL DIRECT DEPOSIT PLAN

You may purchase Fund shares through direct deposit plans offered by certain private employers and government agencies. These plans enable you to have a portion of your payroll checks transferred automatically to purchase shares of the Fund. Contact your employer for additional information.

SYSTEMATIC WITHDRAWAL PLAN

This plan allows you to systematically sell your shares and receive regular payments from your account. You may arrange to receive payments monthly (on the 15th of the month, unless you request a different date), quarterly, semi-annually, or annually. Payments can be sent to you by mail or by electronic funds transfer. The minimum monthly redemption is $50, and please note that the minimum account balance still applies. The Transfer Agent currently pays the costs associated with these transfers, but reserves the right, upon 30 days’ prior written notice, to implement reasonable charges for this service. You may change the amount of your withdrawal or discontinue the plan at any time by calling or writing to Shareholder Services.

CHANGING BANKING INFORMATION

You may change your pre-designated bank or brokerage account at any time by writing to Shareholder Services. You must obtain a signature guarantee if you designate a bank account that includes a person who is not a registered shareholder of the Fund. Additional documentation will be required to change an account if shares are held by a corporation, fiduciary, or other organization.

TELEPHONE TRANSACTIONS

The telephone redemption and exchange privilege is automatically available to you when you open a new account. If you elect not to have telephone privileges when you open your account but later change your mind, you may write to Shareholder Services.

Processing and validating your bank account information takes about 14 business days. No telephone transactions may be initiated during this time. After your account information has been processed, you may call 1.888.884.2675, option 1, to conduct telephone transactions.

Firsthand Funds and Shareholder Services will not be liable for complying with telephone instructions we reasonably believe to be genuine. We will employ reasonable procedures to determine that telephone instructions are genuine, including requiring forms of personal identification before acting on instructions, providing written confirmation of the transactions, and/or recording telephone instructions. You can always decline the telephone redemption privilege on your account application, or you may call us at any time to cancel.

ACCOUNT POLICIES

CONTRIBUTION TO NON-PROFIT ORGANIZATIONS

The Investment Adviser intends to donate a portion of the investment management fees it collects on an annual basis, equivalent to 0.20% of the Fund’s average daily net assets, to non-profit organizations that support alternative and renewable energy, energy conservation, environmental protection, or other causes, as elected by shareholders of the Fund. Shareholders who hold their account directly with Firsthand Funds will be able to elect the non-profits (nominated by the Investment Adviser) they wish the Investment Adviser to support with its annual donation . These elections may be made on the New Account Application or by contacting Shareholder Services at 1.888.884.2675, option 1. The Investment Adviser will typically review such elections annually (usually around year end) and allocate its donation as directed.  Shareholders who purchase shares through brokers may be given an opportunity to register their election by accessing a password-protected website.  Since the annual donation is made by the Investment Adviser and not by the shareholders of the Fund, shareholders will not be entitled to take a tax deduction on those charitable contributions made by the Investment Adviser.  The Investment Adviser may, if permitted by applicable tax laws, take such a deduction.

MARKET TIMERS

Frequent purchases and redemptions of the Fund’s shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. Pursuant to policies and procedures adopted by the Board of Trustees, we may restrict or refuse purchases or exchanges into the Fund from market timers. These policies and procedures do not follow a strict quantitative process; instead, trading patterns have been identified and, if an account trades within an identified pattern, additional monitoring will occur. The Fund believes you may be considered a “market timer” if you:

•                    Make more than two purchases and two sales in the Fund within any 90-day period, or

•                    Make more than four purchases and four sales in the Fund within any 12-month period, or

•                  Appear to follow a market-timing pattern that may adversely affect the Fund (e.g., frequent purchases and sales of Fund shares).

Periodic purchases or redemptions under a periodic purchase plan or periodic redemption plan are exempt from this market timing policy.

Although redemptions in violation of this policy will cause the Funds to restrict purchases and exchanges into the Fund, the Fund cannot restrict redemptions out of the Fund. A purchase or an exchange into the Fund that violates this policy normally will be blocked on the same day it is attempted.

The Fund does not accommodate frequent purchases or redemptions of the Fund’s shares.

Although the Fund has taken steps to discourage frequent purchases and redemptions of the Fund’s shares, it cannot guarantee that such trading will not occur.

ACCOUNT MAINTENANCE FEE

Because of the disproportionately high costs of servicing accounts with low balances, we charge a $14 annual account maintenance fee for accounts in which the investment amount falls below the applicable minimum investment amount (which is the same as the account minimum for initial investment in your specific type of account.  (see “How to Purchase Shares”). We will determine the amount of your investment in each account once per year, generally at the end of September. We will deduct the fee each year from each account with a balance below the applicable minimum investment amount at that time. Prior to assessing the annual account maintenance fee, however, we will notify you in writing and give you 60 days to either increase the value of your account to the minimum balance or close your account. Accounts that fall below the minimum as a result of market depreciation are not subject to this fee.

MAILINGS TO SHAREHOLDERS

All Firsthand Funds’ shareholders receive copies of prospectuses, annual reports, and semi-annual reports by mail (brokerage account shareholders may elect to receive these documents via e-delivery). Currently, Firsthand Funds and many brokers combine the mailings of shareholders who are family members living at the same address. If you wish to opt out of this “householding” plan, you may contact your broker or call us toll-free at any time, at 1.888.884.2675, option 1, or write to Shareholder Services. We will resume separate mailings to each member of your household within 30 days of your request.

LARGE REDEMPTIONS

Large redemptions can negatively affect the Fund’s investment strategy because the portfolio manager may need to sell securities that otherwise would not be sold to meet redemption requests. If, in any 90-day period, you redeem more than $250,000 or your redemption or series of redemptions amounts to more than 1% of the Fund’s net assets, then the Fund has the right to pay the difference between your redemption amount and the lesser of the two previously mentioned figures with securities of the Fund (a “redemption in-kind”). In the case of a redemption in-kind, you will bear the market risk between the time you receive the distributed securities and the time you dispose of the securities.  You may also incur brokerage commissions and other costs when selling the securities.  In the event you receive illiquid securities in-kind, you may not be able to sell those securities because they may be subject to resale restrictions or you may be able to sell those securities only at a substantial discount.

CUSTOMER IDENTIFICATION

We are required by law to obtain certain personal information from you that will be used to verify your identity. When you open an account, we will ask for your name, address, date of birth (for individuals), taxpayer or other government identification number, and other information that will allow us to identify you.  We may also request to review other identifying documents such as a driver’s license, a passport, or documents showing the existence of the business entity. If you do not provide the personal information requested on the account application, we may not be able to open your account. Failure to provide the personal information requested on the account application may also result in a delay in the date of your purchase or in the rejection of the application and the return of your investment monies. After your account has been opened, if we are unable to verify your identity, we reserve the right to close your account or take such other steps as we deem reasonable. Firsthand Funds reserves the right to reject any purchase order.  Firsthand Funds shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure resulting from a failure to provide proper personal identification.

DISTRIBUTIONS AND TAXES

FUND DISTRIBUTIONS

The Fund expects to distribute its net investment income and net realized gains annually. You may choose to receive your distributions either by check or have them reinvested. Distributions are automatically reinvested in additional shares of the Fund at its NAV on the distribution date unless you elect to have your distributions paid by check. Please call us if you wish to change your distribution option or visit our website and make this change online. Income and capital gain distributions reduce the Fund’s NAV by the amount of the distribution on the ex-dividend date. If you have chosen the reinvestment option, we will credit to your account additional shares at the NAV on the ex-dividend date. If you buy Fund shares shortly before the Fund makes a distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy Fund shares when the Fund holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the realized gains. The Fund has the potential to build up high levels of unrealized appreciation.

If you elect to receive distributions paid by check and the U.S. Postal Service is unable to deliver your check to you, we may convert your distribution option to the reinvestment option. You will not receive interest on amounts represented by uncashed distribution checks.

TAXES

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this prospectus and summarizes only some of the important tax considerations generally affecting the Fund and its U.S. shareholders. It does not apply to non-U.S. investors, tax-exempt investors, or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or an IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Please see the SAI for additional federal income tax information.

TAXES ON DISTRIBUTIONS

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally will be taxable to you as a long-term capital gain. An individual’s net long-term capital gain is subject to a reduced maximum 15% rate of tax. The Fund’s long-term capital gain distributed to individual shareholders generally will qualify for the reduced rate of tax if attributable to the Fund’s sales and exchanges after May 5, 2003. Also, if you are an individual Fund shareholder, your distributions attributable to dividends received by the Fund from certain U.S. and foreign corporations generally will be taxed at a maximum 15% tax rate, as long as certain holding period requirements are met by you for your Fund shares and the Fund for its investment in stock producing such dividends. Absent further legislation, these reduced rates of tax will expire after December 31, 2008. Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income. Distributions from the Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. At the end of every year, we will notify you of the federal income tax status of your distributions.

TAXES ON TRANSACTIONS

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such gain or loss will be a long-term capital gain or loss if you have held such shares for more than one year at the time of redemption or exchange. Under some circumstances, your realized losses may not be deducted on your federal income tax return.  An example of such a situation is the case of a “wash sale”.  Under IRS regulations, if you sell shares of the Fund at a loss, and within 30 days you purchase back shares of the Fund, the sale will be considered a wash sale and your loss may not be treated as a capital loss on your federal tax return but instead as an adjustment to your tax basis.  For additional information, consult your tax adviser.

ADDITIONAL TAX INFORMATION

In certain circumstances, Fund shareholders may be subject to backup withholding.

PRICING OF FUND SHARES

CALCULATING THE NAV

The Fund calculates its share price, or NAV, at the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 P.M. Eastern Time) on each day that the exchange is open (a “business day”). Currently, the New York Stock Exchange is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.  Requests to buy and sell shares are processed at the NAV next calculated after we receive your properly completed order or request. The NAV of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.

If the market price for a security in the Fund’s portfolio is unavailable, or if an event occurs after the close of trading that materially affects the value of a security, that security may be valued at its fair value as determined in good faith using procedures established by the Board of Trustees (“Valuation Procedures”). The Valuation Procedures authorize a committee, composed of members of the Board of Trustees and senior personnel of the Investment Adviser, to determine the fair value of any such security. As a general principle, the fair valuation of a security should reflect the amount that the Fund would reasonably expect to receive for the security upon its current sale to an arm’s-length buyer. The Pricing Committee may use any one or more of the following methods, among others, in establishing the fair value of a security:

•      A multiple of sale, revenue, or earnings;

•      A multiple of book value;

•      A discount from market of a similar freely traded security;

•      The purchase price of the security;

•      Any subsequent private transactions in the security or related securities.

If the Fund holds securities listed primarily on a foreign exchange that trades on days on which the Fund is not open for business, the value of your Fund shares may change on a day during which you cannot buy or sell shares.

VALUATION OF PORTFOLIO SECURITIES

The NAV of the Fund will fluctuate as the value of the securities it holds fluctuates. The Fund’s portfolio of securities is valued as follows:

1.                           Securities traded on stock exchanges, or quoted by NASDAQ, are valued according to the NASDAQ official closing price, if applicable, or at their last reported sale price as of the close of trading on the NYSE. If a security is not traded that day, the security will be valued at its most recent bid price.

2.                           Securities traded in the over-the-counter market, but not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.

3.                         Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.

4.                           Options are valued at their closing mid-price on the principal exchange where the option is traded.  Mid-price is the average of the closing bid price and the closing ask price.

5.                         Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees. These securities may include thinly traded securities or those that are restricted as to their resale.

FINANCIAL HIGHLIGHTS

Firsthand Alternative Energy Fund is new and therefore does not have a full calendar year of financial highlights to report.

Privacy Policy Notice

Firsthand Capital Management, Inc. is committed to protecting the privacy of the shareholders of Firsthand Funds. This notice describes our privacy policy.

To administer and service your account, we collect nonpublic personal information about you from account applications and other related forms. We also keep records of your transactions.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. To process your requests and transactions, the law permits us to disclose nonpublic personal information about you to our service providers (such as Firsthand Funds’ transfer agent and distributor). We prohibit our service providers from using the information that they receive from us for any purpose other than to provide service for your Firsthand Funds’ account.

We designed our privacy policy to protect your personal information. We restrict access to your nonpublic personal information to authorized employees and service providers (as described above). We maintain physical, electronic, and procedural safeguards that comply with federal privacy standards to guard your nonpublic information.

Privacy Policy is not a Part of the Prospectus

Firsthand Funds

P.O. Box 183120

Columbus, OH 43218-3120

1.888.884.2675

www.firsthandfunds.com

Investment Adviser

Firsthand Capital Management, Inc.

San Jose, CA 95113

www.firsthandcapital.com

Distributor

ALPS Distributors, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

Transfer Agent

Citi Fund Services Ohio, Inc.

P.O. Box 183120

Columbus, OH 43218-3120

1.888.884.2675

Additional information about the Fund is included in the Statement of Additional Information (“SAI”). The SAI is incorporated herein by reference (that is, it legally forms a part of the prospectus).

To obtain a free copy of the SAI, or to request other information or ask questions about the Fund (including shareholder inquiries), call Firsthand Funds at 1.888.884.2675 or visit our website at www.firsthandfunds.com.

Information about the Fund (including the Fund’s SAI) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, you may call the SEC at 202.551.8090. Additional information about the Fund is available on the EDGAR Database on the SEC’s website at www.sec.gov. You may get copies of Fund information, after paying a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address:  publicinfo@sec.gov.

Firsthand and the interlocking “F” design are registered trademarks of Firsthand Capital Management, Inc.

Printed on recycled paper.

File No. 811-8268

Part B

SAI

Incorporate by reference to Post Effective Amendment No. 36 to the Registrant’s
Registration Statement as filed with the SEC on September 18, 2007.

PART C

Other Information

PART C

Other Information

Item 23.  Exhibits.

(a)	Declaration of Trust.
(i)

Declaration of Trust as adopted on November 11, 1993 – Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission (the “SEC”) on May 11, 1999 (“Post-Effective Amendment No. 7”).

(ii) Amendment to Declaration of Trust as adopted on February 14, 1998 – Incorporated by reference to Post-Effective Amendment No. 7.

(iii)

Amendment to Declaration of Trust as adopted on August 11, 2001 – Incorporated by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement as filed with the SEC on December 3, 2001 (“Post-Effective Amendment No. 20”).

(b)	Bylaws.

(i)

Amended By-Laws as adopted on February 7, 2004 – Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement as filed with the SEC on April 29, 2004 (“Post-Effective Amendment No. 27”).

(c)	Instruments Defining Rights of Security Holders - Incorporated by reference to the Declaration of Trust and By-Laws.

(d)	Investment Advisory Agreements.

(i)

Master Investment Advisory Agreement between Registrant and Firsthand Capital Management, Inc., dated August 10, 2002 with respect to Firsthand Technology Value Fund, Firsthand Technology Leaders Fund, Firsthand Technology Innovators Fund, Firsthand e-Commerce Fund and Firsthand Global Technology Fund – Incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement as filed with the SEC on April 30, 2003 (“Post-Effective Amendment No. 26”).

(ii)

Amendment to Master Investment Advisory Agreement between Registrant and Firsthand Capital Management, Inc. dated February 28, 2006 – Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement as filed with the SEC on April 28, 2006 (“Post-Effective Amendment No. 32”).

(iii)

Investment Advisory Agreement between Registrant and Firsthand Capital Management, Inc. dated November 5, 2005 with respect to Firsthand Health Sciences Fund – Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement as filed with the SEC on December 21, 2005 (“Post-Effective Amendment No. 30”).

(iv) Amendment to Investment Advisory Agreement between Registrant and Firsthand Capital Management, Inc. dated February 28, 2006 – Incorporated by reference to Post-Effective Amendment No. 32.

(v)

Investment Sub-Advisory Agreement among Registrant, Firsthand Capital Management, Inc. and Sectoral Asset Management, Inc. dated November 8, 2005 with respect to Firsthand Health Sciences Fund – Incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement as filed with the SEC on April 30, 2007 (“Post-Effective Amendment No. 33”).

(vi) Second Amendment to Master Investment Advisory Agreement between Registrant and Firsthand Capital Management, Inc. dated August 11, 2007 (Corrected) – Filed herewith.

(e)	Distribution Agreement.

(i) Amended and Restated Distribution Agreement between Registrant and ALPS Distributors, Inc., dated August 11, 2001 – Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement as filed with the SEC on December 31, 2001 (“Post-Effective Amendment No. 22”).

(ii)

Form of Distribution Agreement between Registrant and ALPS Distributors, Inc., dated September 30, 2005 – Incorporated by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement as filed with the SEC on October 7, 2005 (“Post-Effective Amendment No. 29”).

(f)	Bonus or Profit Sharing Contracts - Not Applicable.

(g)	Custody Agreement.

(i)

Custody Agreement between Registrant and State Street Bank and Trust Company, dated May 1, 2000 – Incorporated by reference to Post-Effective Amendment No. 14 to Registrant’s Registration Statement as filed with the SEC on August 18, 2000 (“Post-Effective Amendment No. 14”).

(ii)

Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company, dated May 12, 2001 – Incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement as filed with the SEC on December 7, 2001 (“Post-Effective Amendment No. 21”).

	(iii)	Custodian Agreement between Registrant and PFPC Trust Company, dated July 8, 2005 – Incorporated by reference to Post-Effective Amendment No. 29.

(h)	Other Material Contracts.

	(i)	Second Amended and Restated Administration Agreement between Registrant and Firsthand Capital Management, Inc., dated November 10, 2001 – Incorporated by reference to Post-Effective Amendment No. 21.

	(ii)	First Amendment to Second Amended and Restated Administration Agreement between Registrant and Firsthand Capital Management, Inc. dated as of August 11, 2007 – Filed herewith.

	(iii)	Sub-Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc., dated June 2, 2005 – Incorporated by reference to Post-Effective Amendment No. 29.

	(iv)	Fund Accounting Agreement between Registrant and BISYS Fund Services Ohio, Inc., dated June 2, 2005 – Incorporated by reference to Post-Effective Amendment No. 29.

	(v)	Transfer Agency Agreement between Registrant, BISYS Fund Services Ohio, Inc. and BISYS Fund Services, Inc. dated as of April 19, 2006 – Incorporated by reference to Post-Effective Amendment No. 33.

	(vi)	Amended and Restated Omnibus Fee Agreement dated as of April 19, 2006 – Incorporated by reference to Post-Effective Amendment No. 33.

(i)

Legal Opinion and Consent of Counsel – Incorporated by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement as filed with the SEC on September 18, 2007 (“Post-Effective Amendment No. 36) and to Post-Effective Amendment No. 33.

(j)	Other Opinion - Consent of Independent Certified Public Accountants – Incorporated by reference to Post-Effective Amendment No. 36.

(k)	Omitted Financial Statements – Not Applicable.

(l)	Agreement Relating to Initial Capital.

	(i)	Agreement Relating to Initial Capital – Incorporated by reference to Post-Effective Amendment No. 1.

(m)	Rule 12b-1 Plans - Not Applicable.

(n)	Amended and Restated Rule 18f-3 Plan – Incorporated by reference to Post-Effective Amendment No. 22.

(p)	Codes of Ethics.

(i)

Amended and Restated Code of Ethics for Registrant and Firsthand Capital Management, Inc. dated June 18, 2004 – Incorporated by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement as filed with the SEC on February 25, 2005.

(ii)

Amended and Restated Code of Ethics for Firsthand Capital Management, Inc., Registrant and Black Pearl Funds dated November 1, 2005, revised May 12, 2006, August 11, 2006 and May 18, 2007 – Incorporated by reference to Post-Effective Amendment No. 36.

(iii)	Code of Ethics for ALPS Distributors, Inc., dated May 1994, revised December 31, 2004, and February 3, 2006 – Incorporated by reference to Post-Effective Amendment No. 32.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

None

Item 25.  Indemnification.

Under section 3817(a) of the Delaware Statutory Trust Act, a Delaware statutory trust has the power to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. Reference is made to sections 5.1 and 5.2 of the Declaration of Trust of the Registrant pursuant to which no trustee, officer, employee or agent of the Trust shall be subject to any personal liability, when acting in his or her individual capacity, except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The Trust shall indemnify each of its trustees, officers, employees and agents against all liabilities and expenses reasonably incurred by him or her in connection with the defense or disposition of any actions, suits or other proceedings by reason of his or her being or having been a trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated to have acted in or with bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The Trust will comply with Section 17(h) of the Investment Company Act of 1940, as amended (the “1940 Act”) and 1940 Act Release Number 7221 (June 9, 1972) and Number 11330 (September 2, 1980).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing, the Trust has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy and therefore may be unenforceable. In the event that a claim for indemnification (except insofar as it provides for the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Trust by such trustee, officer or controlling person and the Securities and Exchange Commission is still of the same opinion, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Indemnification provisions exist in the Master Investment Advisory Agreement, the Investment Advisory Agreement, the Administration Agreement and the Distribution Agreement that are substantially identical to those in the Declaration of Trust noted above.

The Trust maintains a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Trust, its Trustees and officers, and its Investment Adviser. Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 26.  Business and Other Connections of the Investment Adviser.

See the material following the caption “Fund Management” appearing as a portion of Part A hereof. In addition, information relating to the business and other connections of the Investment Adviser ad Sub-Adviser listed below and each director, officer or partner of such manager, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, are hereby incorporated by reference from each such Investment Adviser’s and Sub-Adviser’s Schedules A, C and D of Form ADV, as filed with the Securities and Exchange Commission, as follows:

SEC FILE NO. 801-

Firsthand Capital Management, Inc.	45534

Item 27.	Principal Underwriters

(a)

ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: AARP Funds, Agile Funds, Ameristock Mutual Funds, Inc., BLDRS Index Fund Trust, Campbell Multi-Strategy Trust, CornerCap Group of Funds, DIAMONDS Trust, Drake Funds, Financial Investors Trust, Financial Investors Variable Insurance Trust, Forward Funds, HealthShares Exchange Traded Funds, Henssler Funds, Inc., Holland Balanced Fund, Laudus Trust, Milestone, Nasdaq 100 Trust, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, Scottish Widows Investment Partners (SWIP), State Street Institutional Investment Trust, Stonebridge Funds, Inc., Utopia Funds, W. P. Stewart Funds, Wasatch Funds, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Investments.

(b)	To the best of the Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name and Principal Business Address*	Positions and Offices with Registrant	Positions and Offices with Underwriter

Edmund J. Burke	None	President

Thomas Carter	None	Managing Director-Sales and Finance; Treasurer

Jeremy O. May	None	Managing Director-Operations and Client Services; Secretary

Cameron Miller	None	Director

Diana Adams	None	Vice President, Controller

Tane Tyler	None	Chief Legal Officer, Assistant Secretary

Brad Swenson	None	Chief Compliance Officer

* The principal business address for each of the above directors and executive officers is 1625 Broadway, Suite 2200, Denver, Colorado 80202.

(c)    Not Applicable.

Item 28.  Location of Accounts and Records.

Accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the Rules promulgated thereunder, will be maintained as follows:

For the Investment Adviser - 125 South Market, Suite 1200, San Jose, CA 95113;

For the Administrator - 125 South Market, Suite 1200, San Jose, CA 95113 and 3435 Stelzer Road, Columbus, OH 43219;

For Investment Accounting Record – 3435 Stelzer Road, Columbus, OH 43219;

For the Custodian – 301 Bellevue Parkway, Wilmington, DE 19809;

For Distribution - 1625 Broadway, Suite 2200, Denver, CO 80202.

Item 29.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 30.  Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Jose and the State of California on the 6th day of November, 2007.

FIRSTHAND FUNDS

By:	/s/ Kevin Landis
Kevin Landis, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Michael Lynch*
Michael Lynch	Trustee	November 6, 2007

Jerry Wong*
Jerry Wong	Trustee	November 6, 2007

/s/ Kevin Landis
Kevin Landis	President and	November 6, 2007
Chairman of the
Board of Trustees

Aaron Masek*
Aaron Masek	Treasurer, Principal Financial Officer
	& Principal Accounting Officer	November 6, 2007

*By:	/s/ Kevin Landis
Kevin Landis, attorney-in-fact pursuant to powers of attorney